OTHER (INCOME) EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Losses from associates and joint ventures	$ 31	$ 44
Other investment income	(46)	(42)
Total other (income) expense	$ (15)	$ 2